Financial Instruments - Summary of Aging of Trade Receivable Balances (Details) - CAD ($)	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 5,506,458	$ 5,532,596
Less expected credit loss	(616,846)	(605,964)
Current Trade Receivables Net Of Allowance	4,889,612	4,926,632
Current
Disclosure Of Financial Instruments [Line Items]
Trade receivables	3,872,893	3,908,804
Past due 0-30 days
Disclosure Of Financial Instruments [Line Items]
Trade receivables	792,910	950,417
Past due 31-120 days
Disclosure Of Financial Instruments [Line Items]
Trade receivables	27,885	66,546
Past due over 121 days
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 812,770	$ 606,829